Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.92%	8.68%	11.57%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.29%	6.99%	9.64%
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.34%	9.60%	12.59%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.66%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Equal Weight Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.43%	10.47%	10.88%
Stance Sustainable Beta ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.10%	8.93%	11.89%
Performance Inception Date	Oct. 09, 2017